Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AI UNLIMITED GROUP, INC.
Entity Central Index Key	0001932244
Entity Tax Identification Number	88-1455444
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9255 W Sunset Blvd.
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	(800)
Local Phone Number	309-5983
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false